UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Conductor Global Equity Value ETF

(CGV) NYSE

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Conductor Global Equity Value ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://conductoretfs.com/resources/. You can also request this information by contacting us at 1-615-200-0057.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conductor Global Equity Value ETF	$68	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the six-month period between 10/31/25 and 04/30/26, the Conductor Global Equity Value Fund (the "Fund") outperformed its relevant benchmark, the ACWI SMID Value TR Index, by 6.71% (18.87% vs. 12.16%). Several factors contributed to the Fund’s outperformance:

• Sector Allocation: the Fund’s overweight allocation to Materials and the underweight allocation to Financials contributed most to positive relative return. An underweight allocation to Information Technology and an overweight allocation to Consumer Discretionary provided the biggest drags on relative performance.

• Geographic Allocation: The Fund was significantly underweight U.S. stocks relative to global benchmarks during this period and overweight ex-U.S. equities relative to the benchmark. International stocks outperformed U.S. stocks. (ACWI Ex-U.S. 12.40% vs. S&P500 6.01% from 10/31/25 to 04/30/26). In particular, the portfolio’s allocations to Asia and global Emerging Markets significantly exceeded benchmark weights. The Fund remained underweight Europe. The MSCI AC Asia and MSCI Emerging Market indices solidly outperformed Europe and other regions.

• Like its benchmark, the Fund is highly exposed to small-to-mid-cap, value-oriented equities. Generally, global/international SMID value equities outperformed during this timeframe. (ACWI SMID Value +12.16% vs. 10.54% for the ACWI SMID Growth). The value exposure was a particularly powerful driver of excess returns with the ACWI Value index up 12.99% vs. 2.84% for the ACWI Growth Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Conductor Global Equity Value ETF - NAV
MSCI All Country World SMID Value Index
MSCI ACWI Index
$40,000
$30,000
$20,000
$10,000
$0
$31,770
$23,088
$21,718
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Conductor Global Equity Value ETF - NAV	MSCI All Country World SMID Value Index	MSCI ACWI Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,770	$11,687	$11,513
Apr-2018	$14,474	$13,092	$13,144
Apr-2019	$13,379	$12,799	$13,810
Apr-2020	$10,655	$10,062	$13,125
Apr-2021	$14,834	$16,025	$19,129
Apr-2022	$15,150	$15,366	$18,088
Apr-2023	$15,347	$14,922	$18,461
Apr-2024	$15,335	$16,758	$21,685
Apr-2025	$15,993	$17,863	$24,252
Apr-2026	$21,718	$23,088	$31,770

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Conductor Global Equity Value ETF	18.87%	35.80%	7.92%	8.06%
MSCI All Country World SMID Value Index	12.16%	29.25%	7.58%	8.73%
MSCI ACWI Index	7.75%	31.00%	10.68%	12.25%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-615-200-0057.

What did the Fund invest in?

Sector Weighting (% of net assets)

Materials
20.0%
Industrials
17.2%
Consumer Staples
14.8%
Energy
11.8%
Technology
10.0%
Consumer Discretionary
6.7%
Health Care
5.1%
Financials
4.8%
Utilities
2.4%
Real Estate
2.2%
Communications
2.2%
Other Assets in Excess of Liabilities
2.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Communications	2.2%
Real Estate	2.2%
Utilities	2.4%
Financials	4.8%
Health Care	5.1%
Consumer Discretionary	6.7%
Technology	10.0%
Energy	11.8%
Consumer Staples	14.8%
Industrials	17.2%
Materials	20.0%

Fund Statistics

Table Summary
Net Assets	$141,762,862
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$602,495
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Country Weighting (% of net assets)

Japan 21.1%
Korea (Republic Of) 11.8%
United States 8.9%
Canada 6.9%
United Kingdom 6.2%
Cayman Islands 5.7%
Indonesia 4.4%
Brazil 3.9%
Australia 3.1%
South Africa 3.0%
Germany 2.9%
Philippines 2.3%
Singapore 2.0%
Thailand 1.8%
Netherlands 1.6%
France 1.4%
Marshall Islands 1.3%
Luxembourg 1.3%
Sweden 1.3%
Hong Kong 1.2%
Mexico 1.2%
Switzerland 1.2%
United Arab Emirates 0.9%
Bermuda 0.9%
Finland 0.9%

Table Summary
Value	Value
Finland	0.9%
Bermuda	0.9%
United Arab Emirates	0.9%
Switzerland	1.2%
Mexico	1.2%
Hong Kong	1.2%
Sweden	1.3%
Luxembourg	1.3%
Marshall Islands	1.3%
France	1.4%
Netherlands	1.6%
Thailand	1.8%
Singapore	2.0%
Philippines	2.3%
Germany	2.9%
South Africa	3.0%
Australia	3.1%
Brazil	3.9%
Indonesia	4.4%
Cayman Islands	5.7%
United Kingdom	6.2%
Canada	6.9%
United States	8.9%
Korea (Republic Of)	11.8%
Japan	21.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kandenko Company Ltd.	3.1%
DPM Metals, Inc.	2.6%
Anritsu Corporation	2.3%
Torex Gold Resources, Inc.	2.2%
LG Innotek Company Ltd.	2.2%
Perseus Mining Ltd.	2.1%
First Resources Ltd.	1.9%
Ono Pharmaceutical Company Ltd.	1.9%
Soulbrain Company Ltd.	1.9%
Valterra Platinum Limited	1.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://conductoretfs.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Conductor Global Equity Value ETF

Semi-Annual Shareholder Report - April 30, 2026

TSR-SAR 043026-CGV

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) Schedule of investments in securities of unaffiliated issuers is included under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Semi-Annual Financial Statements & Additional Information

April 30, 2026

Conductor Global Equity Value ETF

CGV

www.conductoretfs.com

1-615-200-0057

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2%
	APPAREL & TEXTILE PRODUCTS - 2.3%
1,535,460	Grendene S.A.(a)	$1,359,856
33,991	Youngone Corporation	1,918,964
		3,278,820
	ASSET MANAGEMENT - 3.6%
518,872	Ashmore Group PLC	1,467,761
35,550	DWS Group GmbH & Company KGaA	2,462,967
601,860	Jupiter Fund Management PLC	1,242,615
		5,173,343
	AUTOMOTIVE - 4.4%
53,100	Exedy Corporation	2,078,741
79,000	FCC Company Ltd.	1,684,044
75,400	Tokai Rika Company Ltd.	1,390,775
78,900	Toyota Boshoku Corporation	1,116,247
		6,269,807
	BIOTECH & PHARMA - 4.2%
7,580	Biogen, Inc.(a)	1,434,742
1,080,000	China Medical System Holdings Ltd.	1,775,306
181,700	Ono Pharmaceutical Company Ltd.	2,687,184
		5,897,232
	CHEMICALS - 6.0%
37,950	LOTTE Fine Chemical Company Ltd.	1,800,009
42,100	Sanyo Chemical Industries Ltd.	1,341,520
8,475	Soulbrain Company Ltd.	2,684,810
2,651,850	TOA Paint Thailand PCL	1,060,707
15,280	Wacker Chemie A.G.	1,677,034
		8,564,080
	COMMERCIAL SUPPORT SERVICES - 1.0%
23,360	S-1 Corporation	1,370,024

	CONTAINERS & PACKAGING - 0.3%
109,804	Transcontinental, Inc., Class A	429,231

See accompanying notes to financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	ELECTRIC & GAS MARKETING & TRADING - 1.2%
598,660	Centrica PLC	$1,748,077

	ELECTRIC UTILITIES - 1.2%
166,565	CPFL Energia S.A.	1,652,579

	ELECTRICAL EQUIPMENT - 2.3%
125,600	Anritsu Corporation	3,287,617

	ENGINEERING & CONSTRUCTION - 7.1%
100,600	Kandenko Company Ltd.	4,388,017
76,400	MIRAIT ONE Corporation	1,968,584
67,572	Skanska A.B., Class B, B Shares	1,825,028
5,131,200	Synergy Grid & Development Phils, Inc.	1,910,428
		10,092,057
	ENTERTAINMENT CONTENT - 1.0%
7,945	NCSoft Corporation	1,476,944

	FOOD - 8.1%
2,640,000	Astra Agro Lestari Tbk P.T.	1,230,466
1,008,233	First Resources Ltd.	2,769,337
762,000	Health & Happiness H&H International Holdings Ltd.	1,396,445
137,875	JBS N.V. - ADR(a)	2,219,340
15,600	Orion Corp.	1,525,842
1,917,000	WH Group Ltd.	2,344,551
		11,485,981
	HEALTH CARE FACILITIES & SERVICES - 1.0%
16,532	CVS Health Corporation	1,376,950

	MACHINERY - 4.2%
31,780	Doosan Bobcat, Inc.	1,573,776
5,911,000	Lonking Holdings Ltd.	2,516,254
90,400	OSG Corporation	1,890,463
		5,980,493

See accompanying notes to financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	METALS & MINING - 11.4%
11,552,400	Aneka Tambang Tbk	$2,497,373
475,700	Deterra Royalties Ltd.	1,432,840
109,275	DPM Metals, Inc.	3,669,100
729,475	Perseus Mining Ltd.	2,923,687
75,446	Torex Gold Resources, Inc.	3,106,972
32,137	Valterra Platinum Limited	2,587,215
		16,217,187
	OIL & GAS PRODUCERS - 6.1%
52,065	APA Corporation	2,120,607
5,391,605	Dana Gas PJSC	1,321,089
703,220	Ithaca Energy PLC	2,572,140
48,100	Paramount Resources Ltd.	1,088,498
6,522,645	Star Petroleum Refining PCL - ADR	1,478,217
		8,580,551
	OIL & GAS SERVICES & EQUIPMENT – 5.0%
41,200	Halliburton Company	1,742,760
139,200	Pason Systems, Inc.	1,431,576
230,050	RPC, Inc.	1,812,794
11,910	Viridien(a)	2,026,061
		7,013,191
	REAL ESTATE OWNERS & DEVELOPERS - 2.2%
117,700	Japan Wool Textile Company Ltd. (The)	1,344,504
1,102,000	Sino Land Company Ltd.	1,767,112
		3,111,616
	RENEWABLE ENERGY - 0.8%
343,820	Sao Martinho S.A.	1,121,582

	RETAIL - CONSUMER STAPLES - 2.9%
14,860	BGF Retail Company Ltd.	1,337,406
85,500	Life Corporation	1,404,962
1,930,600	Puregold Price Club, Inc.	1,353,981
		4,096,349

See accompanying notes to financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	SEMICONDUCTORS - 1.7%
51,550	Cohu, Inc.(a)	$2,440,893

	SPECIALTY FINANCE - 1.1%
19,125	Bread Financial Holdings, Inc.	1,621,418

	STEEL - 2.2%
35,230	Aperam S.A.	1,884,829
138,000	Maruichi Steel Tube Ltd.	1,281,454
		3,166,283
	TECHNOLOGY HARDWARE - 6.1%
150,000	Casio Computer Company Ltd.	1,521,777
492,700	Intelbras S.A. Industria de Telecomunicacao	1,426,344
7,745	LG Innotek Company Ltd.	3,048,713
138,800	Mabuchi Motor Company Ltd.	1,306,221
168,700	VTech Holdings Ltd.	1,299,157
		8,602,212
	TECHNOLOGY SERVICES - 2.2%
482,036	Serco Group PLC	1,849,801
54,322	Tieto OYJ	1,213,808
		3,063,609
	TELECOMMUNICATIONS - 1.1%
188,404	Vodacom Group Ltd.	1,599,817

	TOBACCO & CANNABIS - 1.8%
1,347,300	Gudang Garam Tbk P.T.	1,243,057
29,304,500	Hanjaya Mandala Sampoerna Tbk P.T.	1,265,925
		2,508,982
	TRANSPORTATION & LOGISTICS - 2.6%
103,200	DHT Holdings, Inc.	1,907,136
107,595	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,703,140
		3,610,276

See accompanying notes to financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.1%
13,070	Bunge Global S.A.	$1,660,805
34,600	Kato Sangyo Company Ltd.	1,352,607
		3,013,412

	TOTAL COMMON STOCKS (Cost $95,029,082)	137,850,613

	TOTAL INVESTMENTS - 97.2% (Cost $95,029,082)	$137,850,613
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%	3,912,249
	NET ASSETS - 100.0%	$141,762,862

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

Conductor Global Equity Value ETF
Statement of Assets and Liabilities (Unaudited)
April 30, 2026

ASSETS
Securities, at cost	$95,029,082
Securities, at fair value	$137,850,613
Cash	2,844,445
Dividends and interest receivable	854,826
Receivable for tax reclaims	525,106
Prepaid expenses and other assets	56,394
TOTAL ASSETS	142,131,384

LIABILITIES
Due to custodian, foreign currency (cost $251,682)	254,539
Investment advisory fees payable	105,025
Payable to related parties	885
Accrued expenses and other liabilities	8,073
TOTAL LIABILITIES	368,522
NET ASSETS	$141,762,862

NET ASSETS CONSIST OF:
Paid in capital	$111,052,883
Accumulated earnings	30,709,979
NET ASSETS	$141,762,862

Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,581,170
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$16.52

See accompanying notes to financial statements.

Conductor Global Equity Value ETF
Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2026

INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld: $351,268)	$3,333,920
Interest Income	30,314
TOTAL INVESTMENT INCOME	3,364,234

EXPENSES
Investment advisory fees	787,183
Administrative services fees	54,625
Custodian fees	41,705
Accounting services fees	19,326
Compliance officer fees	14,397
Trustees fees and expenses	12,651
Audit fees	11,289
Other expenses	10,278
Legal fees	7,425
Printing and postage expenses	6,929
Transfer agent fees	4,312
Insurance expense	2,366
TOTAL EXPENSES	972,486

Less: Fees waived by the Advisor	(184,688)

NET EXPENSES	787,798

NET INVESTMENT INCOME	2,576,436

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	5,116,936
In-kind redemptions	2,104,380
Foreign currency transactions	(51,272)
Realized gain from investments and foreign currency transactions	7,170,044

Net change in unrealized appreciation of:
Investments	12,275,952
Foreign currency translations	20,837
Net change in unrealized appreciation on investments and foreign currency translations	12,296,789

NET REALIZED AND UNREALIZED GAIN	19,466,833

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,043,269

See accompanying notes to financial statements.

Conductor Global Equity Value ETF
Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	April 30, 2026	October 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$2,576,436	$3,388,840
Net realized gain/(loss) from investments and foreign currency transactions	7,170,044	(4,919,429)
Net change in unrealized appreciation of investments and foreign currency translations	12,296,789	16,520,980
Net increase in net assets resulting from operations	22,043,269	14,990,391

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(4,488,452)	(3,788,919)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,863,101	2,915,856
Payments for shares redeemed	(8,205,785)	(4,225,479)
Net increase/(decrease) in net assets from shares of beneficial interest	2,657,316	(1,309,623)

TOTAL INCREASE IN NET ASSETS	20,212,133	9,891,849

NET ASSETS
Beginning of Year/Period	121,550,729	111,658,880
End of Year/Period	$141,762,862	$121,550,729

SHARE ACTIVITY
Shares Sold	675,000	225,000
Shares Redeemed	(525,000)	(325,000)
Net increase/(decrease) in shares of beneficial interest outstanding	150,000	(100,000)

See accompanying notes to financial statements.

Conductor Global Equity Value ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year* Ended		Year Ended
	April 30, 2026		October 31,	October 31,	October 31,	October 31,		October 31,
	(Unaudited)		2025	2024	2023	2022		2021
Net asset value, beginning of year/period	$14.42		$13.09	$12.48	$12.48	$13.29		$10.38
Activity from investment operations:
Net investment income (1)	0.31		0.40	0.33	0.62	0.23		0.22
Net realized and unrealized gain/(loss) on investments	2.34		1.38	1.11	(0.53)	(0.88)		2.84
Total from investment operations	2.65		1.78	1.44	0.09	(0.65)		3.06
Less distributions from:
Net investment income	(0.55)		(0.45)	(0.83)	(0.09)	(0.16)		(0.13)
Net return of capital	—		—	—	—	—		(0.02)
Total distributions	(0.55)		(0.45)	(0.83)	(0.09)	(0.16)		(0.15)
Paid-in-Capital From Redemption Fees	—		—	—	—	—		0.00 (2)
Net asset value, end of year/period	$16.52		$14.42	$13.09	$12.48	$12.48		$13.29
Market price, end of year/period (3)	$16.48		$14.40	$13.10	$12.51	$12.48		$—
Total return (4)	18.87	% (11)	13.96%	11.67%	0.71%	(4.96)%		29.53%
Net assets, end of year/period (000’s)	$141,763		$121,551	$111,659	$105,240	$65,907		$14,317
Ratio of gross expenses to average net assets (5)(6)	1.54	% (10)	1.58%	1.59%	1.57%	2.06	% (7)	1.77%
Ratio of net expenses to average net assets (6)	1.25	% (10)	1.25%	1.25%	1.25%	1.60	% (7)	1.25%
Ratio of net investment income to average net assets (6)(8)	4.09	% (10)	3.03%	2.51%	4.73%	1.79%		1.71%
Portfolio Turnover Rate (9)	38	% (11)	92%	103%	114%	139%		85%

*	Prior to July 22, 2022, the Fund offered Class A, Class C, Class I and Class Y Shares. On July 22, 2022, Class A, Class C, and Class I shares were exchanged for Class Y Shares, which became the only remaining Class of shares of the Fund. Effective August 1, 2022, the Fund converted from a Mutual Fund to an ETF. The financial highlights in the above table reflect the performance of Class Y shares of the Mutual Fund for the period prior to August 1, 2022, and the performance of the Fund as an ETF for the period after August 1, 2022.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Amount represents less than $0.005.

(3)	Effective August 1, 2022 the Fund converted from an open-end mutual fund to an ETF. Prior to that, market prices are unavailable.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns prior to August 1, 2022 reflect the returns of the Conductor Global Equity Value Fund. Had the Advisor not waived its fees, the returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Includes extraordinary expenses. If these expenses were excluded the ratio of gross expenses to average net assets would be 1.71% and the ratio of net expenses to average net assets would be 1.25%.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(10)	Annualized.

(11)	Not annualized.

See accompanying notes to financial statements.

 Conductor Global Equity Value ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2026

1.	ORGANIZATION

The Conductor Global Equity Value ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide long-term risk-adjusted total return.

Effective August 1, 2022, the Conductor Global Equity Value Fund (the “Predecessor Fund”), a mutual fund and series of the Trust, was converted into an exchange-traded fund through the reorganization of the Predecessor Fund into the Fund, a newly created corresponding series of the Trust with the same investment objective and investment strategies as the Predecessor Fund. The Fund has adopted the accounting history and performance of the Predecessor Fund. Prior to July 22, 2022, the Predecessor Fund offered Class A, Class C, Class I, and Class Y shares of the Predecessor Fund. Effective as of the close of business on July 22, 2022, Class A, Class C, and Class I shares were exchanged for Class Y shares of the Predecessor Fund. Effective August 1, 2022, the Predecessor Fund converted 4,981,277 shares with a value of $63,961,586 from the Predecessor Fund to the Fund on a one for one basis, pursuant to an Agreement and Plan of Reorganization by which the Fund acquired all of the assets and assumed all of the liabilities of the Predecessor Fund. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares, which were redeemed immediately before the reorganization and distributed at cash value). An allocable portion of the fees and expenses related to the reorganization in the amount of $92,583 were borne by the Fund. The reorganization did not result in a material change to the investment portfolio.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

New Accounting Pronouncement – The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – Securities, including exchange-traded funds, listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a

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method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Securities in which the Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board of Trustees of the Trust (the “Board”) believes to be the fair value of these securities as of 4:00 p.m. ET. The Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has appointed IronHorse Capital LLC, the Fund’s investment advisor (the “Advisor”), as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or may be passively managed with a strategy of attempting to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded

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securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2026 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Apparel & Textile Products	$1,359,856	$1,918,964	$—	$3,278,820
Asset Management	—	5,173,343	—	5,173,343
Automotive	—	6,269,807	—	6,269,807
Biotech & Pharma	1,434,742	4,462,490	—	5,897,232
Chemicals	—	8,564,080	—	8,564,080
Commercial Support Services	—	1,370,024	—	1,370,024
Containers & Packaging	429,231	—	—	429,231
Electric & Gas Marketing & Trading	—	1,748,077	—	1,748,077
Electric Utilities	1,652,579	—	—	1,652,579
Electrical Equipment	—	3,287,617	—	3,287,617
Engineering & Construction	—	10,092,057	—	10,092,057
Entertainment Content	—	1,476,944	—	1,476,944
Food	2,219,340	9,266,641	—	11,485,981
Health Care Facilities & Services	1,376,950	—	—	1,376,950
Machinery	—	5,980,493	—	5,980,493
Metals & Mining	6,776,073	9,441,115	—	16,217,188
Oil & Gas Producers	3,209,106	5,371,446	—	8,580,552
Oil & Gas Services & Equipment	4,987,130	2,026,061	—	7,013,191
Real Estate Owners & Developers	—	3,111,616	—	3,111,616
Renewable Energy	1,121,582	—	—	1,121,582
Retail - Consumer Staples	—	4,096,349	—	4,096,349
Semiconductors	2,440,892	—	—	2,440,892
Specialty Finance	1,621,417	—	—	1,621,417
Steel	—	3,166,283	—	3,166,283
Technology Hardware	1,426,344	7,175,868	—	8,602,212
Technology Services	—	3,063,609	—	3,063,609
Telecommunications	—	1,599,817	—	1,599,817
Tobacco & Cannabis	—	2,508,982	—	2,508,982
Transportation & Logistics	3,610,276	—	—	3,610,276
Wholesale — Consumer Staples	1,660,805	1,352,607	—	3,013,412
Total Investments	$35,326,323	$102,524,290	$—	$137,850,613

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

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The Fund did not hold any Level 3 securities during the period. Certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in the securities being categorized as Level 2.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022 to October 31, 2024, or expected to be taken in the Fund’s October 31, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns for three years.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these

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arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include but are not limited to absence of active market risk, active trading risk, cash positions risk, cash transactions risk, credit risk, currency risk, cybersecurity risk, emerging market risk, equity risk, ETF structure risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, hedging transactions risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, large-cap securities risk, management risk, market events risk, market risk, model risk, money market fund risk, portfolio turnover risk, securities lending risk, small-cap and mid-cap securities risk, trading issues risk, underlying funds risk, value investing risk, valuation risk, and volatility risk.

Cash Positions Risk – The Fund may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments, including while the Fund is investing for temporary defensive purposes. When the Fund invests in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Emerging Market Risk – Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets which may result in increased price volatility of emerging market investments. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Equity Risk – Equity securities including common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” Trading in Shares on the NYSE (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If

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a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Foreign (Non-U.S.) Investments Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political, financial, social and economic events (including, for example, military confrontations, war and terrorism) or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

Geographic and Sector Risk – The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development, or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or sector.

Investment Companies & ETF Risk – When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by such investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. In addition, an investment in an ETF are subject to the risks relating to the ETF structure, including that shares may trade above or below net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset or underlying managed index; and (5) a passively managed ETF may hold troubled securities.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment, and political events affect the securities markets. Markets also tend to move in cycles with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s

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distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s NAV. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the six months ended April 30, 2026, amounted to $47,827,525 and $48,674,373 respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the six months ended April 30, 2026, amounted to $7,309,868 and $6,215,566, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – IronHorse Capital, LLC serves as the Fund’s investment Advisor. Under the terms of an Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended April 30, 2026, the Fund incurred advisory fees in the amount of $ 787,183.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation expenses) so that the total annual operating expenses do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect at least until March 1, 2027. For the six months ended April 30, 2026, the Advisor waived fees in the amount of $184,688 for the Fund. These fee waivers are not recoupable by the Advisor.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. Beginning August 1, 2022, no distribution or service fees were paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and, prior to August 1, 2022, transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

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Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2026, were as follows:

Cost for Federal Tax purposes	$97,532,658

Unrealized Appreciation	$41,624,877
Unrealized Depreciation	(1,306,922)
Tax Net Unrealized Appreciation	$40,317,955

7.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended October 31, 2025 and October 31, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$3,788,919	$6,711,469
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$3,788,919	$6,711,469

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$2,708,147	$—	$—	$(17,581,014)	$—	$28,028,029	$13,155,162

The difference between book basis and tax basis accumulated earnings is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies. The table above includes unrealized foreign currency losses of $(13,974).

At October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$17,581,014	$—	$17,581,014	$—

Conductor Global Equity Value ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, and the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2025 as follows:

Paid
In	Distributable
Capital	Earnings
$625,047	$(625,047)

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended April 30, 2026, the Fund received $10,500 in fixed fees. For the six months ended April 30, 2026, the Fund received $0 in variable fees. Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge
Fixed Fee for In-Kind and Cash Purchases	for Cash Purchases
$1,500	2.00%*

*	As a percentage of the amount invested.

9.	SECURITIES LENDING

Effective July 24, 2025, under an agreement (the “Securities Lending Agreement”) with Mitsubishi UFJ Trust and Banking Corporation, the Fund may lend up to 33 1 ⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. The Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. The Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. Prior to July 24, 2025, the Fund had a Securities Lending Agreement with Brown Brothers Harriman.

Conductor Global Equity Value ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2026

At April 30, 2026, the Fund had no loaned securities or cash collateral for the loan. For the six months ended April 30, 2026, the percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent was 0.00%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Conductor Global Equity Value ETF

ADDITIONAL INFORMATION (Unaudited)

April 30, 2026

Foreign Tax Credit (Unaudited)

The Fund intends to elect to pass through shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended October 31, 2025 were as follows:

Foreign Taxes Paid	Foreign Source Income
$0.04	$0.46

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Investment Advisor

IronHorse Capital LLC

3102 West End Avenue, Suite 400

Nashville, TN 37203

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(b) Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(c) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer,
Date: 7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ James Colantino
James Colantino
Principal Executive Officer
Date: 7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer
Date: 7/7/2026